As filed with the Securities and Exchange Commission on February 27, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

DoubleLine Selective Credit Fund

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.7%
4,330,708	Colony American Homes, Series 2014-2A-E (1 Month LIBOR USD + 3.20%)	4.68%	^	07/17/2031	4,360,858
76,668	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	76,837

Total Asset Backed Obligations (Cost $4,436,018)					4,437,695

Collateralized Loan Obligations - 1.7%
1,000,000	Apidos Ltd., Series 2014-18A-D (3 Month LIBOR USD + 5.20%)	6.56%	^	07/22/2026	1,002,773
250,000	Babson Ltd., Series 2014-3A-E2 (3 Month LIBOR USD + 6.50%)	7.86%	^	01/15/2026	251,559
1,000,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	7.81%	^	10/20/2030	1,021,702
500,000	Barings Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.00%)	7.28%	^	07/18/2029	507,575
500,000	Canyon Capital Ltd., Series 2016-2A-E (3 Month LIBOR USD + 6.75%)	8.11%	^	10/15/2028	511,498
500,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%)	6.51%	^	01/15/2031	500,193
500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%)	0.00%	^	01/20/2031	500,000
250,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	6.81%	^	01/27/2026	252,515
500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	0.00%	^	01/15/2028	500,000
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	8.51%	^	07/15/2029	1,037,783
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D (3 Month LIBOR USD + 6.60%)	8.01%	^	11/14/2026	506,925
250,000	Octagon Investment Partners Ltd., Series 2014-1A-F (3 Month LIBOR USD + 6.30%)	7.66%	^	11/25/2025	249,896
250,000	Venture Ltd., Series 2012-12A-ER (3 Month LIBOR USD + 6.20%)	7.52%	^	02/28/2026	251,953
500,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	8.01%	^	07/20/2029	515,260
1,000,000	Wind River Ltd., Series 2014-2A-E (3 Month LIBOR USD + 5.25%)	6.61%	^	07/15/2026	992,338
1,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%)	0.00%	^	01/15/2031	1,000,000
1,000,000	Wind River Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 5.55%)	6.91%	^	10/15/2027	999,806

Total Collateralized Loan Obligations (Cost $10,353,503)					10,601,776

Non-Agency Commercial Mortgage Backed Obligations - 3.1%
500,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.30%)	4.53%	^	11/15/2019	499,379
282,000	Barclays Commercial Mortgage Securities, LLC, Series 2014-BXO-E (1 Month LIBOR USD + 3.75%)	5.23%	^	08/15/2027	282,985
214,000	BB-UBS Trust, Series 2012-TFT-TE	3.56%	#^	06/05/2030	193,914
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.54%	#	01/12/2045	472,641
629,000	BX Trust, Series 2017-IMC-E (1 Month LIBOR USD + 3.25%)	4.50%	^	10/15/2032	631,715
694,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-D	4.35%	#^	10/15/2034	708,988
319,475	CGCMT Trust, Series 2010-RR2-JA4B	6.07%	#^	02/19/2051	318,916
679,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%)	4.38%	^	11/15/2036	681,593
362,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%)	5.12%	^	11/15/2036	363,091
500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	427,014
450,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	343,222
253,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%)	4.93%	^	06/11/2032	254,318
253,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%)	5.93%	^	06/11/2032	254,913
227,239	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	230,431
227,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.57%	#^	10/15/2045	188,503
411,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.57%	#^Þ	10/15/2045	296,678
250,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	254,275
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-3BP-B	3.24%	#^	02/10/2035	496,633
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.12%	#^	03/10/2048	422,445
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.35%	#^	02/10/2048	395,348
18,262	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.29%	#^	11/12/2043	18,227
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-D	3.80%	#^	04/15/2050	441,893
499,000	CSMC Trust, Series 2017-PFHP-G (1 Month LIBOR USD + 6.15%)	7.45%	^	12/15/2020	487,697
347,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	342,762
246,887	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	247,390
107,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	108,767
531,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	531,986
208,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	205,330
249,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT-E (1 Month LIBOR USD + 5.00%)	6.48%	^	10/15/2033	252,473
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	404,310
500,000	LMREC, Inc., Series 2015-CRE1-A (1 Month LIBOR USD + 1.75%)	3.28%	^	02/22/2032	506,786
425,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.81%	#	06/12/2050	426,601
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	244,074
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	333,513
699,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	545,287
501,000	Morgan Stanley Capital Trust, Series 2017-CLS-E (1 Month LIBOR USD + 1.95%)	3.20%	^	11/15/2034	501,739
556,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%)	3.85%	^	11/15/2034	556,996
272,981	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	272,897
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2033	504,404
89,423	Sutherland Commercial Mortgage Loans LLC, Series 2015-SBC4-A	4.00%	^	06/25/2039	89,022
105,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6-D	4.34%	#^	04/10/2046	94,512
110,643	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	5.19%	#	05/15/2043	110,423
67,721	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.00%	#	06/15/2045	68,088
162,721	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	165,611
3,850,802	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	3,814,999
500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-D	3.59%	^	02/15/2048	396,289

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $19,681,620)					19,389,078

Non-Agency Residential Collateralized Mortgage Obligations - 91.7%
2,316,281	Ajax Mortgage Loan Trust, Series 2016-1-A	4.25%	#^ß	07/25/2047	2,300,779
7,940,486	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^ß	07/25/2060	7,930,704
7,660,919	Alternative Loan Trust, Series 2005-79CB-A1 (1 Month LIBOR USD + 0.55%)	2.10%		01/25/2036	5,736,380
7,660,919	Alternative Loan Trust, Series 2005-79CB-A2 (1 Month LIBOR USD + 4.95%)	3.40%	I/FI/O	01/25/2036	987,821
11,370,250	Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	9,137,083
2,428,659	Alternative Loan Trust, Series 2007-HY3-1A1 (12 Month LIBOR USD + 1.70%)	3.33%		03/25/2047	2,130,559
9,915,381	Alternative Loan Trust, Series 2007-OA8-1A1 (1 Month LIBOR USD + 0.18%)	1.73%		06/25/2047	8,558,814
3,682,753	Banc of America Funding Corporation, Series 2006-2-2A11	5.50%		03/25/2036	3,624,787
2,158,991	Banc of America Funding Corporation, Series 2007-1-TA8	5.85%	#ß	01/25/2037	1,992,094
7,443,766	BCAP LLC Trust, Series 2011-RR4-4A8	6.00%	#^Þ	08/26/2037	7,417,759
7,810,468	BCAP LLC Trust, Series 2011-RR4-5A8	6.00%	#^Þ	08/26/2037	7,612,914
21,936,108	BCAP LLC Trust, Series 2012-RR4-6A2	3.42%	#^	11/26/2035	17,896,451
13,198,294	BCAP LLC Trust, Series 2013-RR2-6A2	3.64%	#^	06/26/2037	12,729,103
7,593,899	Bear Stearns ARM Trust, Series 2006-2-2A1	3.65%	#	07/25/2036	7,580,940
6,453,400	Bear Stearns Asset Backed Securities Trust, Series 2005-10-23A1	3.55%	#	01/25/2036	6,086,074
4,398,574	Bear Stearns Asset Backed Securities Trust, Series 2006-4-31A1	3.54%	#	07/25/2036	4,093,110
5,528,702	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	#ß	12/25/2036	5,565,685
2,521,794	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1 (1 Month LIBOR USD + 0.23%)	1.78%		04/25/2036	2,917,962
3,199,419	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	2,693,509
6,096,152	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	5,174,311
520,792	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	443,073
4,500,130	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17 (1 Month LIBOR USD + 5.65%)	4.10%	I/FI/O	09/25/2036	866,007
4,500,130	CHL Mortgage Pass-Through Trust, Series 2006-13-1A3 (1 Month LIBOR USD + 0.60%)	2.15%		09/25/2036	2,897,154
10,903,549	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	9,304,863
7,472,161	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.11%	#	03/25/2037	6,877,675
4,000,000	CIM Trust, Series 2016-1RR-B2	12.32%	#^	07/26/2055	3,648,180
3,000,000	CIM Trust, Series 2016-2RR-B2	9.40%	#^	02/27/2056	2,805,349
3,000,000	CIM Trust, Series 2016-3RR-B2	11.02%	#^	02/27/2056	2,779,114
1,957,052	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	1,954,491
1,352,960	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.53%	#	08/25/2047	1,224,810
8,380,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4-M3B (1 Month LIBOR USD + 1.00%)	2.55%		07/25/2037	8,093,153
2,831,340	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	3.46%	#^Þ	04/25/2036	2,288,876
17,264,747	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3 (1 Month LIBOR USD + 0.50%)	2.05%		05/25/2037	14,379,804
17,264,747	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4 (1 Month LIBOR USD + 5.60%)	4.05%	I/FI/O	05/25/2037	2,386,313
4,780,826	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	4,410,436
3,258,062	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	3,005,647
4,946,091	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	4,599,066
9,986,937	CitiMortgage Alternative Loan Trust Series, Series 2006-A2-A5 (1 Month LIBOR USD + 0.60%)	2.15%		05/25/2036	8,107,143
10,998,014	CitiMortgage Alternative Loan Trust Series, Series 2006-A2-A6 (1 Month LIBOR USD + 5.40%)	3.85%	I/FI/O	05/25/2036	1,361,567
1,036,691	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	1,072,381
1,900,086	Countrywide Alternative Loan Trust, Series 2005-22T1-A5	5.50%		06/25/2035	1,576,150
1,677,394	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	1,502,517
2,659,984	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	2,570,716
5,264,190	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	5,037,856
386,647	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	393,500
2,148,476	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	1,867,926
4,776,957	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	4,017,305
1,823,522	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	1,508,445
5,036,264	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	4,251,550
3,439,982	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	2,557,100
1,614,660	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	1,286,880
2,202,554	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	1,931,743
6,065,390	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	5,319,632
1,689,017	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	1,491,274
1,313,824	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	1,133,139
854,970	Countrywide Alternative Loan Trust, Series 2007-J2-2A1	6.00%		07/25/2037	831,887
181,499	Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	156,190
1,112,830	Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	959,291
2,498,444	Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	2,200,510
3,470,346	Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	2,944,530
12,248,399	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	11,390,936
835,368	Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	683,032
618,825	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	499,863
2,534,081	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	2,441,346
1,122,665	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	663,407
1,261,317	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A10	6.00%		07/25/2036	1,071,300
1,488,404	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	1,384,073
5,862,096	Credit Suisse Mortgage Capital Certificates, Series 2009-9R-10A2	5.50%	^	12/26/2035	4,965,580
2,245,799	Credit Suisse Mortgage Capital Certificates, Series 2011-17R-1A2	5.75%	^Þ	02/27/2037	2,331,396
6,596,625	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	5,990,400
4,837,402	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	3.59%	#^	09/26/2036	4,760,640
1,432,934	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	1,287,732
543,141	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	514,695
3,288,135	First Horizon Alternative Mortgage Securities, Series 2005-FA4-1A6	5.50%		06/25/2035	3,120,968
1,283,949	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A3	5.50%		11/25/2035	1,108,082
3,383,808	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A8	6.00%		06/25/2037	2,724,501
3,514,734	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	2,740,508
316,408	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	292,542
2,669,609	First Horizon Asset Securities, Inc., Series 2007-3-A4	6.00%		06/25/2037	2,209,400
8,931,080	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%)	2.46%		10/25/2045	7,688,156
614,044	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	516,539
2,233,020	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	2,043,529
4,268,481	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	3,856,326
15,919,037	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.21%)	1.71%		02/19/2046	14,464,879
15,749,431	HarborView Mortgage Loan Trust, Series 2007-4-1A1 (1 Month LIBOR USD + 0.22%)	1.72%		07/19/2047	15,279,991
2,891,205	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	1,940,701
1,550,375	Impac Secured Assets Trust, Series 2006-5-1A1B (1 Month LIBOR USD + 0.20%)	1.75%		02/25/2037	1,410,397
6,638,222	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	#ß	12/25/2036	6,433,365
4,400,891	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00%	^	11/25/2036	3,767,530
636,249	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	546,070
3,256,322	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	2,576,477
4,221,766	JP Morgan Resecuritization Trust, Series 2009-13-1A2	5.50%	^	01/26/2036	4,086,374
1,795,040	Lavender Trust, Series 2010-R11A-A4	6.25%	^	10/26/2036	1,440,947
3,924,122	Lehman Trust, Series 2006-17-1A4A (1 Month LIBOR USD + 0.17%)	1.72%		08/25/2046	3,850,790
1,069,125	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%		09/25/2034	1,066,891
2,207,548	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	1,783,276
1,780,235	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	1,439,602
1,305,028	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	1,128,425
10,856,081	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%)	1.73%		05/25/2036	10,181,347
4,368,390	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	2,362,982
1,657,490	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00%	#ß	03/25/2047	1,459,975
11,479,478	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C (1 Month LIBOR USD + 0.27%)	1.82%		07/25/2036	7,811,818
729,897	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	677,231
11,933,977	PRPM LLC, Series 2017-3A-A1	3.47%	#^	11/25/2022	12,021,620
3,468,509	RALI Trust, Series 2005-QS12-A3	5.50%		08/25/2035	3,351,672
4,357,269	RALI Trust, Series 2006-QS12-2A12 (1 Month LIBOR USD + 0.20%)	1.75%		09/25/2036	3,445,689
4,357,269	RALI Trust, Series 2006-QS12-2A13	6.02%	#I/FI/O	09/25/2036	944,704
1,530,813	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	1,514,534
2,777,473	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	2,596,585
656,771	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	496,062
5,809,735	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	5,359,691
1,969,550	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	1,792,821
5,001,284	Residential Accredit Loans, Inc., Series 2007-QA5-3A1	5.67%	#	09/25/2037	4,546,242
1,498,473	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	1,310,016
11,677,489	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (1 Month LIBOR USD + 5.45%)	3.90%	I/FI/O	01/25/2037	1,436,941
11,677,489	Residential Accredit Loans, Inc., Series 2007-QS1-1A5 (1 Month LIBOR USD + 0.55%)	2.10%		01/25/2037	9,218,553
942,719	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	846,401
2,956,339	Residential Asset Securities Corporation, Series 2007-KS3-AI3 (1 Month LIBOR USD + 0.25%)	1.80%		04/25/2037	2,904,560
4,984,113	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	3,419,827
1,838,108	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	1,633,475
144,409	Residential Funding Mortgage Securities Trust, Series 2005-S9-A11	6.25%		12/25/2035	140,525
1,432,922	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	4.60%	#	08/25/2036	1,346,732
8,000,000	Soundview Home Loan Trust, Series 2005-OPT4-M1 (1 Month LIBOR USD + 0.46%)	2.01%		12/25/2035	7,183,848
8,149,805	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.73%	#	12/25/2035	7,845,319
5,115,684	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-10-3AF (1 Month LIBOR USD + 0.40%)	1.95%		11/25/2036	3,863,537
3,030,910	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	3.46%	#	10/25/2037	2,771,078
7,362,451	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1 (1 Month LIBOR USD + 0.18%)	1.73%		07/25/2046	6,696,729
7,355,122	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3 (1 Month LIBOR USD + 0.19%)	1.74%		07/25/2046	6,469,436
6,201,747	Structured Asset Mortgage Investments Trust, Series 2006-AR8-A2 (1 Month LIBOR USD + 0.21%)	1.76%		10/25/2036	5,760,681
10,575,262	Structured Asset Securities Trust, Series 2005-17-5A1	5.50%		10/25/2035	8,589,151
666,122	Thornburg Mortgage Securities Trust, Series 2007-4-2A1	3.33%	#	09/25/2037	665,126
12,000,000	US Residential Opportunity Fund Trust, Series 2017-1III-A	3.35%	^ß	11/27/2037	11,996,023
3,206,686	VOLT LLC, Series 2015-NPL8-A1	3.50%	#^ß	06/26/2045	3,217,141
6,763,610	VOLT LLC, Series 2017-NPL7-A1	3.25%	^ß	04/25/2059	6,792,124
2,385,249	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-10-2A8	6.00%		11/25/2035	2,259,463
5,191,014	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	4,309,123
3,650,517	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	3,174,998
380,889	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	379,179
4,201,330	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	4,174,736
1,284,095	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	1,196,327
2,491,989	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	3.36%	#	04/25/2036	2,308,227
8,734,101	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	8,755,898
688,350	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A2	6.25%		09/25/2037	699,644
1,206,897	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	1,208,372
11,773,333	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	11,735,768

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $572,474,561)					566,582,679

US Government and Agency Mortgage Backed Obligations - 0.1%
233,251	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%)	6.42%	^	07/25/2023	235,606

Total US Government and Agency Mortgage Backed Obligations (Cost $233,251)					235,606

Short Term Investments - 3.3%
6,853,426	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	◆		6,853,426
6,853,425	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	◆		6,853,425
6,853,425	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	◆		6,853,425

Total Short Term Investments (Cost $20,560,276)					20,560,276

Total Investments - 100.6% (Cost $627,739,229)					621,807,110
Liabilities in Excess of Other Assets - (0.6)%					(3,658,015)

NET ASSETS - 100.0%					$618,149,095

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $156,047,366 or 25.2% of net assets.

#	Variable rate security. Coupon is based on weighted average coupon of underlying collateral. Rate disclosed as of December 31, 2017.

ß	Step coupon bond. The interest rate shown is the rate in effect as of December 31, 2017.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

Þ	Value was determined using significant unobservable inputs.

◆	Seven-day yield as of December 31, 2017

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	91.7%
Short Term Investments	3.3%
Non-Agency Commercial Mortgage Backed Obligations	3.1%
Collateralized Loan Obligations	1.7%
Asset Backed Obligations	0.7%
US Government and Agency Mortgage Backed Obligations	0.1%
Other Assets and Liabilities	(0.6)%

100.0%

Notes to Schedule of Investments

December 31, 2017 (Unaudited)

Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014. Shares of the Fund may currently be purchased in transactions by the Adviser or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or Double Line Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s Investment objective is to seek long-term total return.

Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20171:

Category
Investments in Securities
Level 1
Money Market Funds	$20,560,276

Total Level 1	20,560,276
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	546,931,734
Non-Agency Commercial Mortgage Backed Obligations	19,092,400
Collateralized Loan Obligations	10,601,776
Asset Backed Obligations	4,437,695
US Government and Agency Mortgage Backed Obligations	235,606

Total Level 2	581,299,211
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	19,650,945
Non-Agency Commercial Mortgage Backed Obligations	296,678

Total Level 3	19,947,623

Total	$621,807,110

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 3/31/2017	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2017	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2017 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$5,386,628	$81,112	$(267,564)	$102,552	$-	$(682,456)	$15,030,673	$-	$19,650,945	$(267,564)
Non-Agency Commercial Mortgage Backed Obligations	281,403	-	6,588	8,687	-	-	-	-	296,678	6,588

Total	$5,668,031	$81,112	$(260,976)	$111,239	$-	$(682,456)	$15,030,673	$-	$19,947,623	$(260,976)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2017 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers between Level 3 and Level 2 were due to a change in observable and/or unobservable inputs from the prior fiscal year end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2017 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$19,650,945	Market Comparables	Market Quotes	$80.84 - $103.81	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	296,678	Market Comparables	Yields	12.49%	Increase in the yields would result in the decrease in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                       February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                       February 23, 2018

By (Signature and Title)             /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       February 23, 2018